Shareholders' Equity - Schedule of Dilutive Effect on Options Granted (Details) shares in Thousands	12 Months Ended
Dec. 31, 2024 shares
Schedule of Dilutive Effect on Options Granted [Abstract]
Number of outstanding shares	1,348,416
Balance of effective stock options granted	8,362
Maximum percentage of dilution	0.62%